Disposal of a wholly-owned subsidiary (Details Narrative) - USD ($)		1 Months Ended		5 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Sep. 08, 2018	Aug. 20, 2019	Aug. 20, 2018	Aug. 20, 2019	Aug. 20, 2018	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2016	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017
Revenue						$ 664,093	$ 756,063	$ 0	$ 1,219,650	$ 1,217,588	$ 0		$ 0
Net income (loss)						$ (197,137)	$ 147,828	$ (2,062)	$ (87,299)	280,183	$ (50,156)		$ (27,191)
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Gain on disposal	$ 3,127									3,127
Revenue										1,217,588		$ 259,541
Net income (loss)										280,183		$ (388,607)		$ 280,183
Zhong Yuan Neuroscience
Consideration received		$ 1,461,134
Gain on disposal		$ 3,127
Revenue				$ 0						0
Net income (loss)				$ (63)						$ (3,064)
Zhong Yuan Neuroscience | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Revenue			$ 0		$ 0
Net income (loss)					$ 63